Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
Business combination
Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Other receivables	100
Inventories	400
Property, plant and equipment	500
Net identifiable assets acquired	1,000
Add: goodwill (Note 15)	6,300
Net assets acquired	7,300

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(7,300)
Cash and cash equivalents	—
Net outflow of cash and cash equivalents included in cash flows from investing activities	(7,300)

Summary of pro forma revenue and profit after tax

The following table sets out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2021:

2021
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	3,797
Loss after tax	(333)

Beijing Aomei
Business combination
Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	27
Intangible assets	2,419
Trade receivables and other receivables	1,113
Inventories	57
Property, plant and equipment	2,743
Trade payables and other payables	(122)
Lease liabilities	(2,362)
Deferred income tax liabilities	(600)
Current income tax liabilities	(9)
Non-controlling interest	(163)
Net identifiable assets acquired	3,103
Add: goodwill (Note 15)	8,397
Net assets acquired	11,500

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	—
Cash and cash equivalents	27
Net outflow of cash and cash equivalents included in cash flows from investing activities	27

Shenzhen Miaoyan Aesthetic Medical Clinic
Business combination
Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Property, plant and equipment	2,832
Prepayments	430
Inventories	348
Trade and other receivables	109
Cash and cash equivalents	119
Trade payables and other payables	(3,617)
Net identifiable assets acquired	221
Add: goodwill (Note 15)	779
Net assets acquired	1,000

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(1,000)
Other payables	300
Cash and cash equivalents	119
Net outflow of cash and cash equivalents included in cash flows from investing activities	(581)

Summary of pro forma revenue and profit after tax

The following table sets out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2022:

2022
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,113
Loss after tax	(1,223)